ACQUISITIONS AND INTANGIBLES - Assets Acquired (Details) - USD ($) $ in Thousands		1 Months Ended
	Apr. 30, 2021	Oct. 31, 2019	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets acquired:
Goodwill			$ 4,448	$ 4,448	$ 2,857
Liabilities assumed:
Preliminary Goodwill			$ 4,448	$ 4,448	$ 2,857
Neuro Pro Monitoring
Purchase price consideration:
Promissory notes, at fair value		$ 7,151
Cash	$ 1,125	7,000
Common share liability, at fair value	2,275	540
Total consideration	3,400	7,691
Assets acquired:
Equipment		172
Cash	51
Accounts receivable	2,000
Right of use assets	131
Intangibles		4,662
Total assets acquired	2,182	4,834
Goodwill	1,591	2,857
Liabilities assumed:
Accounts payable and accrued liabilities	242
Lease liability	131
Total liabilities assumed	373
Preliminary Goodwill	1,591	2,857
Total	$ 3,400	$ 7,691